S000016637 [Member] Expense Example - Western Asset Pennsylvania Municipals Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 461
Expense Example, with Redemption, 3 Years	645
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,419
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,564
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	889
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	1,328
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	$ 810